SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits	$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0		$ 0	$ 0
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%
Aldel Financial Inc.
Unrecognized tax benefits	$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0